Credit Risk Concentrations (Tables)	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]	The following table represents the diversification of the Account’s portfolio by region and property type:

	East	West	South	Midwest	Total
Office	20.9%	16.8%	6.9%	0.3%	44.9%
Apartment	10.6%	8.6%	3.5%	—	22.7%
Retail	4.0%	3.9%	7.5%	0.3%	15.7%
Industrial	1.4%	7.4%	3.8%	0.9%	13.5%
Other(2)	2.8%	0.2%	0.1%	0.1%	3.2%

Total	39.7%	36.9%	21.8%	1.6%	100.0%